EARNINGS PER SHARE OF COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE OF COMMON STOCK
Computation of basic and diluted earnings per share

($ in millions except per share amounts)

For the year ended December 31:	2016	2015	2014
Weighted-average number of shares on which earnings per share calculations are based
Basic	955,422,530	978,744,523	1,004,272,584
Add—incremental shares under stock-based compensation plans	2,416,940	3,037,001	4,332,155
Add—incremental shares associated with contingently issuable shares	874,626	918,744	1,395,741

Assuming dilution	958,714,097	982,700,267	1,010,000,480

Income from continuing operations	$11,881	$13,364	$15,751
Loss from discontinued operations, net of tax	(9)	(174)	(3,729)

Net income on which basic earnings per share is calculated	$11,872	$13,190	$12,022

Income from continuing operations	$11,881	$13,364	$15,751
Net income applicable to contingently issuable shares	0	(1)	(3)
Income from continuing operations on which diluted earnings per share is calculated	$11,881	$13,363	$15,749
Loss from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(9)	(174)	(3,729)

Net income on which diluted earnings per share is calculated	$11,872	$13,189	$12,020

Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$12.39	$13.60	$15.59
Discontinued operations	(0.01)	(0.18)	(3.69)

Total	$12.38	$13.42	$11.90

Basic
Continuing operations	$12.44	$13.66	$15.68
Discontinued operations	(0.01)	(0.18)	(3.71)

Total	$12.43	$13.48	$11.97